UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2011
                                                      --------------------------

Check here if Amendment [ ]; Amendment Number:
                                                         --------------------
   This Amendment (Check only one.):      [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Astenbeck Capital Management LLC
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               500 Nyala Farm Road
               ------------------------------------------------------
               Westport,  Connecticut 06880
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Form 13F File Number:         028-14243
                              --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael D. Young
               -------------------------------------------------
Title:         Executive Vice President and General Counsel
               -------------------------------------------------
Phone:         203-221-6175
               -------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael D. Young        Westport, Connecticut        February 10, 2012
-----------------------    -------------------------      -----------------
     [Signature]               [City, State]                   [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None


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                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                         2
                                           -----------------------------------

Form 13F Information Table Entry Total:                    46
                                           -----------------------------------

Form 13F Information Table Value Total:                 $537,551
                                           -----------------------------------
                                                      (x thousand)




List of Other Included Managers:



1.  Astenbeck Holdings LLC



2.  AJH Capital LLC

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        COLUMN 1                 COLUMN 2    COLUMN 3     COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8

                                 TITLE OF                  VALUE      SHRS OR          PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER                CLASS      CUSIP      (x $1000)    PRN AMT  SH/PRN  CALL  DISCRETION  MANAGER  SOLE  SHARED  NONE
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
ALCOA INC                           COM       013817 10 1    4,585    530,000    SH          Defined    1, 2          530,000
ARCH COAL INC                       COM       039380 10 0    1,451    100,000    SH          Defined    1, 2          100,000
AK STL HLDG CORP                    COM       001547 10 8    3,552    430,000    SH          Defined    1, 2          430,000
APACHE CORP                         COM       037411 10 5   15,716    173,500    SH          Defined    1, 2          173,500
ANADARKO PETE CORP                  COM       032511 10 7   28,068    367,720    SH          Defined    1, 2          367,720
AVALON RARE METALS INC              COM       053470 10 0      190     80,000    SH          Defined    1, 2          80,000
BAKER HUGHES INC                    COM       057224 10 7    7,314    150,367    SH          Defined    1, 2          150,367
BP PLC                         SPONSORED ADR  055622 10 4   23,508    550,034    SH          Defined    1, 2          550,034
PEABODY ENERGY CORP                 COM       704549 10 4    1,656     50,000    SH          Defined    1, 2          50,000
CAMERON INTERNATIONAL CORP          COM       13342B 10 5    3,475     70,646    SH          Defined    1, 2          70,646
CORE LABORATORIES N V               COM       N22717 10 7    8,985     78,853    SH          Defined    1, 2          78,853
CONTINENTAL RESOURCES INC           COM       212015 10 1    8,933    133,905    SH          Defined    1, 2          133,905
CANADIAN NAT RES LTD                COM       136385 10 1    4,411    118,049    SH          Defined    1, 2          118,049
CONOCOPHILLIPS                      COM       20825C 10 4   20,919    287,069    SH          Defined    1, 2          287,069
DIAMOND OFFSHORE DRILLING IN        COM       25271C 10 2    2,833     51,272    SH          Defined    1, 2          51,272
DEVON ENERGY CORP NEW               COM       25179M 10 3   12,237    197,364    SH          Defined    1, 2          197,364
EOG RES INC                         COM       26875P 10 1   16,890    171,458    SH          Defined    1, 2          171,458
ENSCO PLC                      SPONSORED ADR  29358Q 10 9    2,352     50,129    SH          Defined    1, 2          50,129
FREEPORT-MCMORAN COPPER & GO        COM       35671D 85 7    4,764    129,500    SH          Defined    1, 2          129,500
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100    24,706    480,372    SH          Defined    1, 2          480,372
GENERAL MOLY INC                    COM       370373 10 2      309    100,000    SH          Defined    1, 2          100,000
HALLIBURTON CO                      COM       406216 10 1    2,056    639,124    SH          Defined    1, 2          639,124
HESS CORP                           COM       42809H 10 7   27,316    480,922    SH          Defined    1, 2          480,922
MOLYCORP INC DEL                    COM       608753 10 9       96     4,000     SH          Defined    1, 2           4,000
MURPHY OIL CORP                     COM       626717 10 2   11,337    203,384    SH          Defined    1, 2          203,384
NABORS INDUSTRIES LTD               SHS       G6359F 10 3    1,998    115,253    SH          Defined    1, 2          115,253
NOBLE CORPORATION BAAR          NAMEN -AKT    H5833N 10 3    3,084    102,046    SH          Defined    1, 2          102,046
NEWFIELD EXPL CO                    COM       651290 10 8    9,552    253,173    SH          Defined    1, 2          253,173
NATIONAL OILWELL VARCO              COM       637071 10 1   25,834    379,972    SH          Defined    1, 2          379,972
QUEST RARE MINERALS LTD             COM       74836T 10 1       66     30,000    SH          Defined    1, 2           30,000
ROWAN COS INC                       COM       779382 10 0    1,127     37,142    SH          Defined    1, 2           37,142
ROYAL DUTCH SHELL PLC           SPONS ADR A   780259 20 6   35,375    483,989    SH          Defined    1, 2          483,989
RARE ELEMENT RES LTD                COM       75381M 10 2       98     30,000    SH          Defined    1, 2           30,000
TRANSOCEAN LTD                    REG SHS     H8817H 10 0    4,097    106,710    SH          Defined    1, 2          106,710
SCHLUMBERGER LTD                    COM       806857 10 8   33,431    489,397    SH          Defined    1, 2          489,397
STATOIL ASA                    SPONSORED ADR  85771P 10 2   63,721  2,488,113    SH          Defined    1, 2        2,488,113
SUNCOR ENERGY INC NEW               COM       867224 10 7    7,952    275,840    SH          Defined    1, 2          275,840
TIDEWATER INC                       COM       886423 10 2    1,060     21,505    SH          Defined    1, 2           21,505
TOTAL S A                      SPONSORED ADR  89151E 10 9   56,607  1,107,543    SH          Defined    1, 2        1,107,543
VALERO ENERGY CORP NEW              COM       91913Y 10 0    2,105    100,000    SH          Defined    1, 2          100,000
WEATHERFORD INTERNATIONAL LT      REG SHS     H27013 10 3    2,417    165,096    SH          Defined    1, 2          165,096
WHITING PETE CORP NEW               COM       966387 10 2   15,994    342,557    SH          Defined    1, 2          342,557
UNITED STATES STL CORP NEW          COM       912909 10 8    3,969    150,000    SH          Defined    1, 2          150,000
CIMAREX ENERGY CO                   COM       171798 10 1    1,155     18,652    SH          Defined    1, 2           18,652
EXXON MOBIL CORP                    COM       30231G 10 2    8,503    100,314    SH          Defined    1, 2          100,314
SPDR SERIES TRUST             S&P OILGAS EXP  78464A 73 0   21,747    412,744    SH          Defined    1, 2          412,744
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